Revenue - Disaggregation of Revenues (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue
Revenue	$ 17,846	$ 32,099	$ 28,386	$ 17,031	$ 18,972	$ 13,517	$ 29,086	$ 39,823	$ 95,362	$ 101,398	$ 142,946
Concertration risk (as a percent)									100.00%	100.00%	100.00%
Goods transferred at a point in time
Revenue
Revenue									$ 92,550	$ 92,890	$ 139,852
Concertration risk (as a percent)									97.00%	92.00%	98.00%
Goods and services transferred over time
Revenue
Revenue									$ 2,812	$ 8,508	$ 3,094
Concertration risk (as a percent)									3.00%	8.00%	2.00%
Products
Revenue
Revenue									$ 68,355	$ 81,424	$ 132,933
Concertration risk (as a percent)									72.00%	80.00%	93.00%
License and services
Revenue
Revenue									$ 27,007	$ 19,974	$ 10,013
Concertration risk (as a percent)									28.00%	20.00%	7.00%
North America
Revenue
Revenue									$ 41,228	$ 49,634	$ 84,541
Concertration risk (as a percent)									43.00%	49.00%	59.00%
Asia Pacific
Revenue
Revenue									$ 39,310	$ 28,791	$ 39,770
Concertration risk (as a percent)									41.00%	28.00%	28.00%
Europe, Middle East and Africa
Revenue
Revenue									$ 14,824	$ 22,973	$ 18,635
Concertration risk (as a percent)									16.00%	23.00%	13.00%